Financial Instruments - Fair Value of Financial Assets and Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 0		$ 13
Change in Fair value	0
Cumulative change in FV	0
Senior note liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	17,522	$ 16,111	11,536
Change in Fair value	(1,296)	1,834	(18)
Cumulative change in FV	$ (36)	$ 1,260	$ (190)